Financial risk management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 EUR (€) € / MWh customer interest_cap	Dec. 31, 2023 EUR (€) € / MWh interest_cap customer	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 19, 2022 EUR (€) interest_cap
Disclosure of Financial Risk Management [Line Items]
Average expected coverage	78.00%	25.00%
Borrowings	€ 512,014,000	€ 350,722,000
Revenue Concentration Risk
Disclosure of Financial Risk Management [Line Items]
Concentration of risk revenue number of customers | customer	11	25
Concentration of risk revenue benchmark	€ 460,000	€ 470,000
Percentage of entity's revenue	35.00%	78.00%
Trade Receivables and Contract Assets Concentration Risk
Disclosure of Financial Risk Management [Line Items]
Concentration of risk trade receivables and contract assets number of customers | customer	1	2
Concentration of risk trade receivables and contract assets benchmark	€ 4,600,000	€ 4,700,000
Concentration of risk trade receivables and contract assets percentage	10.00%	32.00%
Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Notional amount		€ 240,500,000				€ 240,500,000
More than one year
Disclosure of Financial Risk Management [Line Items]
Average expected coverage	207.00%
Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Number of derivative instruments | interest_cap	2	2				2
Interest Rate Cap | December 2027
Disclosure of Financial Risk Management [Line Items]
Notional amount	€ 240,500,000	€ 240,500,000
Interest rate risk
Disclosure of Financial Risk Management [Line Items]
Fixed interest borrowings percentage	29.00%	0.00%
Interest rate risk | Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Derivative instrument mitigation risk percentage	65.00%	67.00%
Derivative instrument strike price percentage	2.97%	3.43%
Interest rate risk | Interest Rate Cap | Forecast
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage			2.62%	2.63%	2.64%
Commodity price risk | Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Derivative instrument mitigation risk percentage	80.00%
Commodity price risk | Derivatives | The Netherlands
Disclosure of Financial Risk Management [Line Items]
Derivative instrument mitigation risk percentage	91.00%	52.00%
Average price of hedging instrument | € / MWh	77.29	95.82
Commodity price risk | Derivatives | Germany
Disclosure of Financial Risk Management [Line Items]
Average price of hedging instrument | € / MWh	78.51	95.18